UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Cash Reserve Fund-Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.5%
ABN AMRO Bank NV, 5.365%, 3/5/2007	15,000,000	14,999,683
Bank of Ireland, 5.32%, 2/5/2007	20,000,000	20,000,192
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.31%, 1/8/2007	30,000,000	30,000,000
5.36%, 4/23/2007	10,000,000	10,000,000
Banque Federative du Credit Mutuel, 5.33%, 1/31/2007	20,000,000	20,000,000
Barclays Bank PLC, 5.33%, 1/16/2007	45,000,000	45,000,000

Canadian Imperial Bank of Commerce, 5.31%, 1/5/2007	25,000,000	25,000,000
Credit Agricole SA, 5.3%, 4/18/2007	15,500,000	15,491,747
Credit Suisse, 5.71%, 6/28/2007	10,000,000	10,000,000
HBOS Treasury Services PLC:
5.0%, 2/12/2007	10,000,000	10,000,000
5.305%, 4/19/2007	25,000,000	25,000,000
KBC Bank NV, 5.33%, 2/12/2007	22,000,000	21,999,491
Landesbank Baden Wurttemberg, 5.32%, 1/5/2007	50,000,000	50,000,000
Mizuho Corporate Bank:
5.32%, 2/1/2007	25,000,000	25,000,000
5.34%, 2/8/2007	25,000,000	25,000,000
5.34%, 2/13/2007	15,000,000	15,000,000
5.35%, 1/26/2007	15,000,000	15,000,103
Natixis SA:
4.788%, 1/23/2007	35,000,000	34,980,708
5.0%, 2/8/2007	20,000,000	20,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
5.55%, 6/18/2007	10,000,000	10,000,000
Norddeutsche Landesbank Girozentrale, 5.31%, 1/8/2007	25,000,000	25,000,000
Norinchukin Bank:
5.345%, 2/26/2007	20,000,000	19,999,847
5.35%, 2/15/2007	25,000,000	25,000,000
5.405%, 3/15/2007	25,000,000	25,000,000
5.405%, 3/26/2007	50,000,000	50,000,000
Societe Generale:
5.06%, 2/20/2007	7,200,000	7,195,364
5.305%, 5/2/2007	15,000,000	15,000,000
Svenska Handelsbanken AB, 5.3%, 1/12/2007	20,000,000	19,999,939
Toronto Dominion Bank, 5.45%, 10/25/2007	12,500,000	12,500,000
UniCredito Italiano SpA:
5.315%, 5/8/2007	40,000,000	40,000,000
5.355%, 2/26/2007	30,000,000	30,000,000
5.385%, 2/15/2007	30,000,000	29,999,698

Total Certificates of Deposit and Bank Notes (Cost $752,166,772)		752,166,772
Commercial Paper** 27.3%
Beta Finance, Inc., 5.255%, 2/20/2007	15,000,000	14,890,521
CC (USA), Inc., 5.26%, 2/28/2007	30,000,000	29,745,767
Cedar Springs Capital Company LLC:
5.27%, 2/2/2007	15,000,000	14,929,733
5.28%, 1/8/2007	19,913,000	19,892,556
5.28%, 1/9/2007	15,000,000	14,982,400
5.28%, 1/12/2007	7,648,000	7,635,661
5.29%, 1/5/2007	28,000,000	27,983,542
5.3%, 1/4/2007	15,170,000	15,163,300
5.31%, 1/4/2007	15,000,000	14,993,362
5.31%, 1/5/2007	15,000,000	14,991,150
Compass Securitization LLC, 5.28%, 1/23/2007	20,000,000	19,935,467
Giro Funding US Corp., 5.29%, 1/22/2007	35,000,000	34,891,996
Greyhawk Funding LLC:
5.265%, 2/6/2007	25,000,000	24,868,375
5.27%, 1/19/2007	27,000,000	26,928,855
Irish Life & Permanent PLC:
5.23%, 3/6/2007	15,000,000	14,860,533
5.26%, 2/28/2007	25,000,000	24,788,139
K2 (USA) LLC, 5.26%, 2/13/2007	25,000,000	24,842,931
KBC Financial Products International Ltd., 5.2%, 5/14/2007	25,000,000	24,519,722

Lake Constance Funding LLC:
5.26%, 1/18/2007	20,000,000	19,950,322
5.26%, 3/16/2007	15,000,000	14,837,817
Links Finance LLC, 5.22%, 4/19/2007	21,000,000	20,671,140
Mane Funding Corp., 5.26%, 2/26/2007	30,000,000	29,754,533
Nieuw Amsterdam Receivables Corp., 5.28%, 1/11/2007	17,197,000	17,171,778
Perry Global Funding LLC:
Series A, 5.25%, 1/18/2007	20,000,000	19,950,417
Series A, 5.26%, 2/14/2007	28,000,000	27,819,991
Pfizer Investment Capital PLC, 5.29%, 1/5/2007	20,000,000	19,988,244
Procter & Gamble International Funding S.C.A., 5.24%, 1/16/2007	10,000,000	9,978,167
Scaldis Capital LLC, 5.25%, 2/2/2007	25,757,000	25,636,801
Simba Funding Corp., 5.27%, 3/21/2007	25,000,000	24,710,882
Societe Generale North America, Inc., 5.235%, 2/16/2007	20,000,000	19,866,217
Swedish Export Credit Corp., 5.29%, 1/12/2007	25,000,000	24,959,590
Tango Finance Corp., 5.25%, 1/25/2007	23,900,000	23,816,350
The Bear Stearns Companies, Inc., 5.26%, 1/26/2007	15,000,000	14,945,208
Yorktown Capital LLC, 5.29%, 1/19/2007	35,000,000	34,907,425

Total Commercial Paper (Cost $719,808,892)		719,808,892
Short Term Notes 34.7%
Alliance & Leicester PLC, 5.36%*, 11/8/2007	20,000,000	20,000,000
American Express Bank FSB:
5.32%*, 11/8/2007	30,000,000	29,997,495
5.38%*, 6/29/2007	15,000,000	15,004,738
American Express Centurion Bank, 5.44%*, 7/19/2007	22,000,000	22,013,672
American Express Credit Corp., 5.31%*, 1/9/2007	9,000,000	8,999,979
American Honda Finance Corp.:
5.346%*, 10/30/2007	15,000,000	15,000,000
5.473%*, 4/13/2007	1,000,000	1,000,265
5.505%*, 2/20/2007	20,000,000	20,004,112
Barclays Bank PLC, 5.295%*, 4/4/2007	45,000,000	44,997,737
Beta Finance, Inc., 5.41%*, 3/15/2007	15,000,000	15,001,355
BMW US Capital LLC, 144A, 5.35%*, 11/15/2007	10,000,000	10,000,000

BNP Paribas:
5.288%*, 3/6/2007	30,000,000	29,998,296
5.31%*, 10/3/2007	25,000,000	24,993,062
5.32%*, 6/13/2007	25,000,000	25,000,000
5.34%*, 10/26/2010	20,000,000	20,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.369%*, 10/19/2007	25,000,000	25,000,000
Calyon, 5.3%*, 9/13/2007	20,000,000	19,996,556
Canadian Imperial Bank of Commerce, 5.39%*, 10/26/2007	35,000,000	34,993,134
Carrera Capital Finance LLC, 144A, 5.34%*, 2/26/2007	10,000,000	10,000,000
CIT Group, Inc., 5.574%*, 2/15/2007	23,000,000	23,005,628
Five Finance, Inc.:
144A, 5.36%*, 5/25/2007	25,000,000	25,003,092
144A, 5.7%, 6/28/2007	15,000,000	14,999,268
HSH Nordbank AG, 144A, 5.36%*, 11/21/2007	25,000,000	25,000,000
International Business Machine Corp., 5.36%*, 11/8/2007	20,000,000	20,000,000
Intesa Bank Ireland PLC, 5.35%*, 7/25/2011	15,000,000	15,000,000
Merrill Lynch & Co., Inc.:
5.315%*, 5/14/2007	20,000,000	20,000,000
5.32%*, 7/27/2007	5,000,000	5,000,000
5.33%*, 8/24/2011	10,000,000	10,000,000
5.36%*, 11/15/2007	20,000,000	20,000,000
5.363%*, 5/29/2007	25,000,000	25,000,000
5.41%*, 11/2/2007	15,000,000	15,000,000
5.495%*, 2/27/2007	20,000,000	20,004,142
Metropolitan Life Global Funding I, 5.379%*, 6/1/2007	20,000,000	20,005,123
Morgan Stanley, 5.383%*, 2/5/2007	30,000,000	30,000,000
Natixis SA, 5.42%*, 8/31/2007	25,000,000	25,000,000
Parkland (USA) LLC, 5.346%*, 10/31/2007	20,000,000	19,996,679
Skandinaviska Enskilda Banken:
5.303%*, 7/6/2007	32,000,000	31,993,750
5.34%*, 11/9/2007	10,000,000	10,000,000
Societe Generale, 5.288%*, 6/11/2007	10,000,000	9,998,340
Tango Finance Corp.:
5.335%*, 2/15/2007	50,000,000	50,000,283
5.67%, 6/29/2007	5,000,000	5,000,000
The Bear Stearns Companies, Inc., 5.373%*, 3/19/2007	40,000,000	40,000,000
The Goldman Sachs Group, Inc., 5.51%*, 1/9/2007	25,000,000	25,000,714
UniCredito Italiano Bank (Ireland) PLC, 144A, 5.36%*, 9/16/2011	20,000,000	20,000,000

Total Short Term Notes (Cost $917,007,420)		917,007,420
Master Notes 0.4%
The Bear Stearns Companies, Inc., 5.433%*, 1/2/2007 (a) (Cost $10,000,000)	10,000,000	10,000,000
Funding Agreements 1.5%
Genworth Life Insurance Co., 5.436%*, 3/1/2007	20,000,000	20,000,000
New York Life Insurance Co., 5.425%*, 9/18/2007	20,000,000	20,000,000

Total Funding Agreements (Cost $40,000,000)		40,000,000
Asset Backed 0.4%
Interstar Millennium Trust, "A1", Series 2006-2GA, 5.33%*, 5/27/2038 (Cost $9,515,733)	9,515,733	9,515,733
Repurchase Agreements 6.6%
Banc of America Securities LLC, 5.3%, dated 12/29/2006, to be repurchased at $60,845,294 on 1/3/2007 (b)	60,800,538	60,800,538
Greenwich Capital Markets, Inc., 5.32%, dated 12/29/2006, to be repurchased at $100,073,889 on 1/3/2007 (c)	100,000,000	100,000,000

JPMorgan Securities, Inc., 5.33%, dated 12/29/2006, to be repurchased at $15,008,883 on 1/2/2007 (d)	15,000,000	15,000,000

Total Repurchase Agreements (Cost $175,800,538)		175,800,538
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,624,299,355)	99.4	2,624,299,355
Other Assets and Liabilities, Net	0.6	16,038,954

Net Assets	100.0	2,640,338,309

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not maturity date.
(b)	Collateralized by $63,853,296 Federal National Mortgage Association, 5.0%, maturing on 7/1/2035 with a value of $62,016,549.
(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
42,801,876	Federal Home Loan Mortgage Corp.	4.477-5.908	9/1/2035-12/1/2036	43,100,797
58,902,593	Federal National Mortgage Association	3.796-6.134	8/1/2010-1/1/2037	58,901,287
Total Collateral Value				102,002,084

(d)	Collateralized by $15,651,065 Government National Mortgage Association, 5.5%, maturing on 10/15/2034 with a value of $15,301,748.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007